CLAYMORE EXCHANGE-TRADED FUND TRUST
Guggenheim S&P Global Dividend Opportunities Index ETF
(the “Fund”)

Supplement to the currently effective Summary Prospectus for the Fund

Effective on or about February 13, 2017, the Fund’s underlying index, the S&P Global Dividend Opportunities Index (the “Dividend Opportunities Index”), will adopt certain methodology changes. On or about that date, the Fund may experience additional portfolio turnover in adjusting its portfolio in connection with these methodology changes, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. In addition, please see below for the following changes to the Fund’s Summary Prospectus relating to the Dividend Opportunities Index’s methodology changes.

Effective on or about February 13, 2017, the first paragraph of the “Principal Investment Strategies” section of the Summary Prospectus is hereby deleted and replaced with the following:

The Fund, using a “passive” or “indexing” investment approach, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Dividend Opportunities Index. As of July 31, 2016, the Dividend Opportunities Index consisted of 100 common stocks and sponsored and unsponsored American depositary receipts (“ADRs”) (which may include other investment companies, including business development companies (“BDCs”)) that offer high dividend yields chosen from a universe consisting of the stocks listed on the exchanges of those countries included in the S&P Global Broad Market Index (“S&P Global BMI”). As of July 31, 2016, the countries in the Dividend Opportunities Index that allow for free in-kind transfer of shares were Australia, Canada, the Czech Republic, Finland, France, Germany, Hong Kong, Italy, Japan, Mexico, the Netherlands, New Zealand, Norway, Portugal, South Africa, Spain, Sweden, Switzerland, Turkey, the United Kingdom and the United States. Potential Index constituents include common stocks and ADRs with float-adjusted market capitalizations greater than $500 million at the time of rebalancing, which for ADRs is determined based on an evaluation of the underlying security, and includes securities of mid- and large-capitalization companies, as defined by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., the Fund’s index provider (“S&P” or the “Index Provider”). The Fund will invest at least 90% of its total assets in common stocks and ADRs that comprise the Index and depositary receipts and shares representing common stocks that comprise the Index (or underlying securities representing ADRs that comprise the Index). The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days' notice prior to any material change in this policy or the Index. The Board of Trustees (the “Board”) of Claymore Exchange-Traded Fund Trust (the “Trust”) may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

In addition, effective on or about February 13, 2017, the last sentence of the third paragraph of the “Principal Investment Strategies” section of the Summary Prospectus is hereby deleted and replaced with the following:

As of July 31, 2016, the consumer discretionary, consumer staples and financial sectors each represented a substantial portion of the Index.

In addition, effective on or about February 13, 2017, “Energy Sector Risk” and “Utilities Sector Risk” are hereby deleted from the “Principal Risks” section of the Summary Prospectus.

In addition, effective on or about February 13, 2017, the following is hereby added to the “Principal Risks” section of the Summary Prospectus:

Consumer Discretionary Sector Risk—The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers' disposable income, consumer preferences, social trends and marketing campaigns. The Fund may be adversely affected by events or developments negatively impacting the consumer discretionary sector or issuers within the consumer discretionary sector.

Consumer Staples Sector Risk—Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. In addition, companies in the consumer staples sector may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The Fund may be adversely affected by events or developments negatively impacting the consumer staples sector or issuers within the consumer staples sector.

Claymore Exchange-Traded Fund Trust
227 West Monroe Street
Chicago, Illinois 60606

Please Retain This Supplement for Future Reference

January 18, 2017	LVL-SUMPRO-SUP

CLAYMORE EXCHANGE-TRADED FUND TRUST
Guggenheim S&P Global Dividend Opportunities Index ETF
(the “Fund”)

Supplement to the currently effective Prospectus for the Fund

Effective on or about February 13, 2017, the Fund’s underlying index, the S&P Global Dividend Opportunities Index (the “Dividend Opportunities Index”), will adopt certain methodology changes. On or about that date, the Fund may experience additional portfolio turnover in adjusting its portfolio in connection with these methodology changes, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. In addition, please see below for the following changes to the Fund’s Prospectus relating to the Dividend Opportunities Index’s methodology changes.

Effective on or about February 13, 2017, the first paragraph of the “Summary Information—Guggenheim S&P Global Dividend Opportunities Index ETF (LVL)—Principal Investment Strategies” section of the Prospectus is hereby deleted and replaced with the following:

The Fund, using a “passive” or “indexing” investment approach, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Dividend Opportunities Index. As of July 31, 2016, the Dividend Opportunities Index consisted of 100 common stocks and sponsored and unsponsored American depositary receipts (“ADRs”) (which may include other investment companies, including business development companies (“BDCs”)) that offer high dividend yields chosen from a universe consisting of the stocks listed on the exchanges of those countries included in the S&P Global Broad Market Index (“S&P Global BMI”). As of July 31, 2016, the countries in the Dividend Opportunities Index that allow for free in-kind transfer of shares were Australia, Canada, the Czech Republic, Finland, France, Germany, Hong Kong, Italy, Japan, Mexico, the Netherlands, New Zealand, Norway, Portugal, South Africa, Spain, Sweden, Switzerland, Turkey, the United Kingdom and the United States. Potential Index constituents include common stocks and ADRs with float-adjusted market capitalizations greater than $500 million at the time of rebalancing, which for ADRs is determined based on an evaluation of the underlying security, and includes securities of mid- and large-capitalization companies, as defined by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., the Fund’s index provider (“S&P” or the “Index Provider”). The Fund will invest at least 90% of its total assets in common stocks and ADRs that comprise the Index and depositary receipts and shares representing common stocks that comprise the Index (or underlying securities representing ADRs that comprise the Index.) The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees (the “Board”) of Claymore Exchange-Traded Fund Trust (the “Trust”) may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

In addition, effective on or about February 13, 2017, the last sentence of the third paragraph of the “Summary Information—Guggenheim S&P Global Dividend Opportunities Index ETF (LVL)—Principal Investment Strategies” section of the Prospectus is hereby deleted and replaced with the following:

As of July 31, 2016, the consumer discretionary, consumer staples and financial sectors each represented a substantial portion of the Index.

In addition, effective on or about February 13, 2017, “Energy Sector Risk” and “Utilities Sector Risk” are hereby deleted from the “Summary Information—Guggenheim S&P Global Dividend Opportunities Index ETF (LVL)—Principal Risks” section of the Prospectus.

In addition, effective on or about February 13, 2017, the following is hereby added to the “Summary Information—Guggenheim S&P Global Dividend Opportunities Index ETF (LVL)—Principal Risks” section of the Prospectus:

Consumer Discretionary Sector Risk — The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers' disposable income, consumer preferences, social trends and marketing campaigns. The Fund may be adversely affected by events or developments negatively impacting the consumer discretionary sector or issuers within the consumer discretionary sector.

Consumer Staples Sector Risk—Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. In addition, companies in the consumer staples sector may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The Fund may be adversely affected by events or developments negatively impacting the consumer staples sector or issuers within the consumer staples sector.

In addition, effective on or about February 13, 2017, corresponding changes are hereby made to include “Consumer Discretionary Sector Risk” and “Consumer Staples Sector Risk” as principal risks of the Fund in the “Description of Risks” section of the Prospectus.

In addition, effective on or about February 13, 2017, the second paragraph of the “Additional Information Regarding Investment Objectives and Strategies—Index Methodology—Dividend Opportunities Index” section of the Prospectus is hereby deleted and replaced with the following:

The Index methodology employs a yield-driven weighting scheme that weights the highest yielding securities most heavily subject to constraints that seek to provide diversification across individual securities, sectors and countries in the manner set forth below. S&P calculates the Index on both a total return and net return basis. The Index is rebalanced annually after the close of trading of the 3rd Friday of July, with a secondary review in January after the close of trading on the last business day of January. The secondary review in January will be used to remove any constituents that have eliminated their dividend and to perform a full reweighting of the constituents.

In addition, effective on or about February 13, 2017, the “Additional Information Regarding Investment Objectives and Strategies—Index Construction—Dividend Opportunities Index” section of the Prospectus is hereby deleted and replaced with the following:

1.
The universe from which the Index constituents are drawn includes all dividend paying stocks and ADRs listed on the exchanges of the countries included in the S&P Global BMI. Derivatives, structured products, over-the-counter listings, mutual funds and ETFs are not eligible for inclusion in the Index.

2.	Investability Criteria. The universe is narrowed down to an investable universe based on following criteria, which for ADRs is determined based on an evaluation of the security:

•	Stocks must have a minimum float-adjusted market capitalization of U.S. $500 million as of the rebalancing reference date.

•	Stocks must have a minimum three-month median daily value traded of U.S. $5 million as of the rebalancing reference date.

•	Stocks must be listed on the exchanges of those countries included in the S&P Global BMI that allow free in-kind transfer of shares.

3.
Stability Criteria. The investable universe of stocks that meet the criteria set forth above, which for ADRs is determined based on an evaluation of the underlying security, is screened for three stability factors to form the universe from which the Index are ultimately selected:

•	Stocks must have a stable or increasing three-year dividend growth.

•	The ratio of a stock’s funds-from-operations per share to its dividend-per-share must be greater than 100%.

•	A stock’s dividend yield must be greater than the median yield in the eligible universe of stocks meeting all of the other investability and stability criteria.

4.
Constituent Selection. All stocks in the universe that meet all of the above criteria, which for ADRs is determined based on an evaluation of the underlying security, are ranked on the basis of annual risk-adjusted dividend yield. Risk-adjusted dividend yield is calculated by dividing the dividend yield by the volatility of the previous monthly dividend yields over the prior 36-month period as of the rebalancing reference date. The 80 highest ranking stocks are automatically selected for inclusion in the Index. At the time of each rebalance, all securities that are existing constituents of the Index and included within the 120 highest ranking stocks are selected for inclusion in the Index by order of rank. The remaining stocks are then selected based on their rank until 100 stocks are selected. Index constituents are also subject to the following criteria:

•	The weight of a single country is limited to 25% of the Index or the weight of that country in the S&P Global BMI;

•	The weight of a single sector is limited to 25% of the Index or two times the weight of that sector in the S&P Global BMI;

•	The combined weight of all trusts, including real estate income trusts, is limited to less than 10% of the Index;

•	No single stock can have more than a 3% weight in the Index; and

•	The minimum initial portfolio size that can be turned over in a single day (based on the portfolio’s three-month median daily value traded) cannot be lower than U.S. $375 million.

Claymore Exchange-Traded Fund Trust
227 West Monroe Street
Chicago, Illinois 60606

Please Retain This Supplement for Future Reference

January 18, 2017	LVL-PRO-SUP